Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 97.0%	Par	Value
Minnesota - 97.0%(a)
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$330,037
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	153,685
Anoka-Hennepin Independent School District No 11, 4.00%, 02/01/2032	320,000	330,788
Cedar Mountain Independent School District No 2754, 5.00%, 02/01/2036	250,000	277,156
City of Albert Lea MN, 5.00%, 02/01/2038	250,000	277,539
City of Apple Valley MN
4.00%, 09/01/2030	160,000	160,139
4.00%, 09/01/2041	290,000	253,791
City of Cambridge MN, 5.00%, 02/01/2035	215,000	244,450
City of Center City MN, 4.00%, 11/01/2027	135,000	136,468
City of Chaska MN, 4.00%, 02/01/2040	350,000	344,624
City of Chaska MN Electric Revenue, 5.00%, 10/01/2025	140,000	140,000
City of Cold Spring MN, 4.00%, 02/01/2044	150,000	141,228
City of Delano MN, 5.00%, 02/01/2038	250,000	270,741
City of Duluth MN, 5.00%, 02/01/2030	250,000	251,900
City of Elk River MN Electric Revenue, 3.00%, 08/01/2032	65,000	64,690
City of Grand Rapids MN, 4.00%, 02/01/2038	250,000	260,070
City of Greenfield MN, 5.00%, 12/15/2030	115,000	128,239
City of Hastings MN, 5.00%, 02/01/2027	175,000	180,827
City of Hermantown MN, 4.00%, 02/01/2043	300,000	292,632
City of Hutchinson MN, 2.00%, 02/01/2034	300,000	257,472
City of Jordan MN, 4.00%, 02/01/2033	135,000	143,441
City of Madelia MN, 2.00%, 02/01/2033	115,000	102,821
City of Maple Lake MN, 5.00%, 02/01/2036	260,000	276,421
City of Marshall MN Public Utility Revenue, 5.00%, 07/01/2038	300,000	332,073
City of Minneapolis MN
5.00%, 11/15/2036	150,000	153,718
5.00%, 11/15/2052 (b)	130,000	137,357
City of Minnetrista MN, 4.00%, 02/01/2031	145,000	155,166
City of Montgomery MN, 5.00%, 02/01/2030	200,000	220,321
City of New Prague MN, 4.00%, 02/01/2037	315,000	324,519
City of Northfield MN
5.00%, 02/01/2041	385,000	412,693
4.00%, 02/01/2044	200,000	192,838
City of Owatonna MN, 4.00%, 03/01/2035	175,000	184,104
City of Rochester MN, 5.00%, 02/01/2040	150,000	163,193
City of Rosemount MN, 5.00%, 02/01/2037	250,000	274,030
City of St Cloud MN
2.00%, 02/01/2034	140,000	120,154
5.00%, 05/01/2043	250,000	260,420
City of Victoria MN, 4.00%, 02/01/2042	250,000	250,294
City of Wayzata MN, 3.00%, 12/01/2027	100,000	100,014
Cleveland Independent School District No 391, 4.00%, 02/01/2026	105,000	105,428
Cloquet Area Fire & Ambulance Special Taxing District, 5.00%, 02/01/2035	200,000	228,666
County of Beltrami MN, 4.00%, 12/01/2042	250,000	249,653
County of Carlton MN, 5.00%, 02/01/2042	250,000	267,972
County of Hennepin MN
5.00%, 12/01/2030	195,000	206,061
5.00%, 12/15/2037	250,000	262,811
5.00%, 12/01/2042	155,000	167,931
5.00%, 12/01/2043	150,000	160,376
5.00%, 12/01/2044	500,000	533,311
County of Hubbard MN, 4.00%, 02/01/2036	250,000	262,619
County of Itasca MN, 4.00%, 02/01/2044	200,000	194,075
County of Koochiching MN, 5.00%, 02/01/2035	300,000	333,021
County of Pennington MN, 2.38%, 02/01/2035	100,000	88,498
County of Ramsey MN, 5.00%, 02/01/2038	300,000	335,349
County of Wright MN, 3.00%, 12/01/2039	250,000	221,980
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	270,223
Dakota County Community Development Agency, 4.20%, 05/01/2043	150,000	142,163
Duluth Independent School District No 709, 0.00%, 02/01/2031 (c)	200,000	161,717
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	258,236
Elk River Independent School District No 728
4.00%, 02/01/2026	125,000	125,551
4.00%, 02/01/2037	250,000	256,254
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	506,290
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	35,000	34,805
3.13%, 11/15/2032	110,000	105,487
4.00%, 10/01/2037	250,000	250,335
International Falls Independent School District No 361, 4.00%, 02/01/2041	300,000	301,503
Inver Grove Heights Independent School District No 199, 5.00%, 02/01/2032	500,000	569,566
Metropolitan Council
5.00%, 03/01/2026	100,000	101,127
5.00%, 12/01/2028	100,000	107,800
4.00%, 03/01/2030	155,000	158,400
Minneapolis Special School District No 1, 5.00%, 02/01/2042	295,000	314,848
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2031	150,000	154,105
5.00%, 01/01/2032	250,000	269,698
Minnesota Agricultural & Economic Development Board, 5.00%, 01/01/2042	250,000	259,941
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2029	255,000	277,779
5.00%, 10/01/2034	260,000	275,604
4.00%, 03/01/2036	215,000	215,795
3.00%, 10/01/2041	300,000	248,782
3.00%, 03/01/2043	125,000	99,925
Minnesota Housing Finance Agency
3.10%, 02/01/2027	150,000	150,294
4.85%, 07/01/2045	500,000	506,362
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	200,178
Otsego Economic Development Authority, 4.00%, 02/01/2044	350,000	324,144
Owatonna Independent School District No 761/MN, 4.00%, 02/01/2028	150,000	155,202
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	180,870
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	110,055
Redwood Area Schools Independent School District No 2897, 4.00%, 02/01/2039	360,000	365,614
Robbinsdale Independent School District No 281, 5.00%, 02/01/2034	250,000	284,562
Rochester Independent School District No 535, 4.00%, 02/01/2031	200,000	206,429
Rocori Area Schools Independent School District No 750, 4.00%, 02/01/2038	300,000	302,169
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2043	300,000	290,476
South Washington County Independent School District No 833/MN, 5.00%, 04/01/2031	200,000	222,899
St Cloud Housing & Redevelopment Authority
2.00%, 02/01/2031	130,000	121,503
2.00%, 02/01/2033	160,000	143,056
St Cloud Independent School District No 742/MN
0.00%, 02/01/2033 (c)	150,000	117,670
5.00%, 02/01/2041	225,000	235,734
St Louis Park Independent School District No 283, 5.00%, 04/01/2032	150,000	167,195
St Paul Housing & Redevelopment Authority Parking Enterprise Revenue, 5.00%, 12/01/2034	250,000	277,196
St Paul Independent School District No 625
3.00%, 02/01/2033	200,000	200,087
2.25%, 02/01/2035	100,000	87,415
5.00%, 02/01/2042	200,000	215,160
State of Minnesota
5.00%, 08/01/2026	250,000	255,220
5.00%, 08/01/2027	500,000	523,552
5.00%, 08/01/2028	155,000	166,531
5.00%, 08/01/2029	180,000	197,862
5.00%, 08/01/2034	250,000	265,060
4.00%, 09/01/2034	165,000	172,416
5.00%, 08/01/2035	185,000	202,320
4.00%, 08/01/2037	150,000	157,172
5.00%, 08/01/2043	400,000	429,402
State of Minnesota Department of Iron Range Resources & Rehabilitation, 5.00%, 10/01/2035	220,000	248,686
Stillwater Independent School District No 834
5.00%, 02/01/2040	250,000	268,148
4.00%, 02/01/2041	130,000	130,114
Truman Independent School District No 458, 4.00%, 02/01/2044	300,000	292,108
University of Minnesota
5.00%, 10/01/2026	220,000	225,692
5.00%, 04/01/2033	350,000	352,845
5.00%, 04/01/2040	150,000	156,287
Waconia Independent School District No 110
3.00%, 02/01/2028	100,000	100,012
5.00%, 02/01/2038	150,000	163,160
Waterville-Elysian-Morristown Independent School District No 2143/MN, 4.00%, 02/01/2045	250,000	242,306
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000	99,390
Zumbro Education District
4.00%, 02/01/2034	125,000	122,447
4.00%, 02/01/2038	275,000	255,510
		27,274,248
TOTAL MUNICIPAL BONDS (Cost $27,745,392)		27,274,248

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)	1,371,881	1,371,881
First American Treasury Obligations Fund - Class X, 4.02%(d)	223,603	223,603
TOTAL MONEY MARKET FUNDS (Cost $1,595,484)		1,595,484

TOTAL INVESTMENTS - 102.7% (Cost $29,340,876)		28,869,732
Liabilities in Excess of Other Assets - (2.7)%		(753,904)
TOTAL NET ASSETS - 100.0%		$28,115,828
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

(a)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Mairs & Power Minnesota Municipal Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$27,274,248	$–	$27,274,248
Money Market Funds	1,595,484	–	–	1,595,484
Total Investments	$1,595,484	$27,274,248	$–	$28,869,732

Refer to the Schedule of Investments for further disaggregation of investment categories.